Leases - Schedule of undiscounted future payments classified on a maturity basis (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	€ 1,562,911	€ 1,467,710
Discounting effect	451,583	450,766
Total lease liabilities	1,111,328	1,016,944
Within one year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	107,101	102,356
2025
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	126,133	97,823
Total lease liabilities	82,564	57,695
In the third to fifth years
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	326,253	270,876
Total lease liabilities	293,159	218,384
After the fifth year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	1,003,425	996,655
Total lease liabilities	€ 628,504	€ 638,509